LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3%
	ADVERTISING & MARKETING - 0.1%
5,868	Magnite, Inc.(a)	$ 152,275

	AEROSPACE & DEFENSE - 2.6%
1,684	AAR Corporation(a)	127,411
574	AeroVironment, Inc.(a)	138,535
2,302	Astronics Corporation(a)	83,724
2,302	Ducommun, Inc.(a)	209,988
799	General Dynamics Corporation	259,331
785	HEICO Corporation	244,936
991	HEICO Corporation, Class A	242,805
1,405	Howmet Aerospace, Inc.	244,611
1,736	Kratos Defense & Security Solutions, Inc.(a)	114,298
939	L3Harris Technologies, Inc.	260,685
3,171	Leonardo DRS, Inc.	132,104
412	Northrop Grumman Corporation	243,096
8,221	Park Aerospace Corporation	154,062
1,720	RTX Corporation	272,792
6,142	Spirit AeroSystems Holdings, Inc., Class A(a)	255,446
425	Teledyne Technologies, Inc.(a)	228,722
152	TransDigm Group, Inc.	212,630
830	Woodward, Inc.	204,861
		3,630,037
	APPAREL & TEXTILE PRODUCTS - 0.2%
499	Ralph Lauren Corporation	148,168
2,013	Tapestry, Inc.	204,964
		353,132
	ASSET MANAGEMENT - 2.0%
3,081	Acadian Asset Management, Inc.	157,039
1,225	Affiliated Managers Group, Inc.	275,406
4,960	Artisan Partners Asset Management, Inc., Class A	232,078
3,343	Brookfield Asset Management Ltd.	201,115
4,987	Brookfield Business Corporation	164,571
3,250	Carlyle Group, Inc. (The)	209,820
2,167	Charles Schwab Corporation (The)	207,685

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	ASSET MANAGEMENT - 2.0% (Continued)
13,567	GCM Grosvenor, Inc.	$ 175,828
8,978	Invesco Ltd.	196,528
4,282	Janus Henderson Group plc	189,778
392	LPL Financial Holdings, Inc.	142,876
3,507	Victory Capital Holdings, Inc.	249,979
5,386	Vitesse Energy, Inc.	143,321
18,560	WisdomTree, Inc.	252,602
		2,798,626
	AUTOMOTIVE - 0.4%
1,408	Dorman Products, Inc.(a)	227,800
11,632	Garrett Motion, Inc.	151,100
2,865	Phinia, Inc.	167,545
		546,445
	BANKING - 11.5%
2,982	1st Source Corporation	192,100
3,422	ACNB Corporation	155,085
4,896	Amalgamated Financial Corporation	141,445
2,544	Ameris Bancorp	186,424
4,105	Arrow Financial Corporation	122,042
6,971	Associated Banc-Corporation	188,008
1,876	Axos Financial, Inc.(a)	171,110
1,399	BancFirst Corporation	186,025
5,665	Banco Latinoamericano de Comercio Exterior S.A., Class E	261,326
2,834	Bancorp, Inc. (The)(a)	216,064
1,518	Bank First Corporation	197,219
4,742	Bank of NT Butterfield & Son Ltd. (The)	213,959
4,225	Bank OZK	221,686
2,431	Banner Corporation	162,950
3,358	Bar Harbor Bankshares	108,363
6,527	Business First Bancshares, Inc.	163,240
3,649	Camden National Corporation	149,208
3,484	Capital City Bank Group, Inc.	152,808
5,604	Central Pacific Financial Corporation	175,517
3,373	Citigroup, Inc.	325,732

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	BANKING - 11.5% (Continued)
5,352	Citizens Financial Group, Inc.	$ 279,803
1,778	City Holding Company	228,437
1,752	Coastal Financial Corporation(a)	200,604
2,640	Community Financial System, Inc.	158,110
3,341	Community Trust Bancorp, Inc.	195,181
2,449	Enterprise Financial Services Corporation	149,977
2,458	Esquire Financial Holdings, Inc.	241,130
3,165	FB Financial Corporation	169,897
6,333	Financial Institutions, Inc.	175,234
3,794	First Bancorp	207,114
9,255	First BanCorporation	205,739
1,317	First Business Financial Services, Inc.	68,905
3,382	First Community Bankshares, Inc.	128,448
6,239	First Financial Bancorp	165,209
3,458	First Financial Corporation	204,022
9,785	First Horizon Corporation	221,141
4,265	First Merchants Corporation	177,083
4,555	First Mid Bancshares, Inc.	184,204
4,232	Five Star Bancorp	138,683
3,203	German American Bancorp, Inc.	133,821
2,004	Great Southern Bancorp, Inc.	126,833
3,477	Guaranty Bancshares, Inc.	170,860
2,830	Hancock Whitney Corporation	178,064
6,799	Hanmi Financial Corporation	171,063
2,816	HBT Financial, Inc.	74,596
5,786	Hilltop Holdings, Inc.	202,973
1,163	Home Bancorp, Inc.	65,436
5,441	Home BancShares, Inc.	161,924
4,022	HomeTrust Bancshares, Inc.	166,350
10,440	Huntington Bancshares, Inc.	185,936
4,361	Independent Bank Corporation (MI)	143,433
2,598	International Bancshares Corporation	185,861
9,710	KeyCorporation	187,986
3,188	Mercantile Bank Corporation	157,009

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	BANKING - 11.5% (Continued)
4,263	Metrocity Bankshares, Inc.	$ 127,634
1,825	Metropolitan Bank Holding Corporation	144,887
5,833	Mid Penn Bancorp, Inc.	175,807
5,886	MidWestOne Financial Group, Inc.	177,993
6,210	MVB Financial Corporation	151,524
2,964	NBT Bancorp, Inc.	131,216
1,372	Nicolet Bankshares, Inc.	189,734
2,162	Northeast Bank	239,031
10,717	Northwest Bancshares, Inc.	135,570
4,087	OFG Bancorp	182,893
9,070	Old National Bancorp	207,612
9,298	Old Second Bancorp, Inc.	171,641
3,923	Origin Bancorp, Inc.	152,565
1,139	Park National Corporation	195,646
2,300	Pathward Financial, Inc.	182,781
4,859	Peoples Bancorp, Inc.	150,337
1,727	Popular, Inc.	216,980
1,606	Preferred Bank	151,606
7,094	Regions Financial Corporation	194,305
5,846	Renasant Corporation	228,754
1,534	Republic Bancorp, Inc., Class A	117,719
3,984	S&T Bancorp, Inc.	157,408
4,551	SmartFinancial, Inc.	167,704
4,048	South Plains Financial, Inc.	164,470
1,585	SouthState Corporation	161,765
4,110	Stellar Bancorp, Inc.	127,081
2,197	Stock Yards Bancorp, Inc.	177,320
2,949	Synovus Financial Corporation	152,198
1,735	Texas Capital Bancshares, Inc.(a)	150,199
17,384	TFS Financial Corporation	244,419
4,164	Third Coast Bancshares, Inc.(a)	165,852
4,621	Towne Bank	169,544
4,183	Truist Financial Corporation	195,848
5,226	TrustCompany Bank Corporation	207,943

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	BANKING - 11.5% (Continued)
4,669	Trustmark Corporation	$ 188,021
4,959	Univest Financial Corporation	157,052
4,433	Veritex Holdings, Inc.	152,274
2,792	Webster Financial Corporation	173,718
1,226	Wintrust Financial Corporation	168,318
2,840	WSFS Financial Corporation	165,544
		16,374,290
	BEVERAGES - 0.2%
4,584	Monster Beverage Corporation(a)	286,087

	BIOTECH & PHARMA - 2.3%
4,760	Alkermes plc(a)	137,897
500	Alnylam Pharmaceuticals, Inc.(a)	223,255
1,861	ANI Pharmaceuticals, Inc.(a)	174,004
1,104	Axsome Therapeutics, Inc.(a)	133,893
3,585	Bridgebio Pharma, Inc.(a)	185,560
3,660	Catalyst Pharmaceuticals, Inc.(a)	75,359
7,995	Elanco Animal Health, Inc.(a)	146,708
3,450	Exelixis, Inc.(a)	129,099
2,205	Gilead Sciences, Inc.	249,099
2,554	Halozyme Therapeutics, Inc.(a)	186,825
1,877	Incyte Corporation(a)	158,813
8,077	Innoviva, Inc.(a)	165,013
867	Insmed, Inc.(a)	117,999
1,282	Ligand Pharmaceuticals, Inc., Class B(a)	207,312
5,048	Liquidia Corporation(a)	139,729
2,920	Mirum Pharmaceuticals, Inc.(a)	215,700
1,093	Nuvalent, Inc., Class A(a)	83,702
1,389	Rhythm Pharmaceuticals, Inc.(a)	143,275
3,464	Supernus Pharmaceuticals, Inc.(a)	156,296
13,102	Theravance Biopharma, Inc.(a)	181,856
		3,211,394
	CHEMICALS - 1.2%
923	Balchem Corporation	149,609

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	CHEMICALS - 1.2% (Continued)
2,562	Corteva, Inc.	$ 190,075
882	Ecolab, Inc.	244,349
832	Hawkins, Inc.	139,219
389	NewMarket Corporation	321,687
2,812	Oil-Dri Corp of America	166,977
10,319	Perimeter Solutions, Inc.(a)	231,042
2,045	Sensient Technologies Corporation	232,026
		1,674,984
	COMMERCIAL SUPPORT SERVICES - 2.0%
6,349	Aramark	248,310
4,984	Barrett Business Services, Inc.	243,219
2,086	Casella Waste Systems, Inc., Class A(a)	205,596
1,074	Cintas Corporation	225,572
6,722	CoreCivic, Inc.(a)	136,322
1,040	CRA International, Inc.	201,510
8,816	Ennis, Inc.	161,068
2,011	GEO Group, Inc. (The)(a)	41,708
3,047	H&R Block, Inc.	153,416
3,129	Heidrick & Struggles International, Inc.	158,984
1,436	Huron Consulting Group, Inc.(a)	196,675
1,103	Republic Services, Inc.	258,070
3,885	Rollins, Inc.	219,658
851	UniFirst Corporation	151,325
974	Waste Management, Inc.	220,504
722	Willdan Group, Inc.(a)	79,319
		2,901,256
	CONSTRUCTION MATERIALS - 0.6%
1,649	CRH PLC	186,255
2,045	Knife River Corporation(a)	165,645
327	Martin Marietta Materials, Inc.	201,563
8,510	MDU Resources Group, Inc.	138,628
743	Vulcan Materials Company	216,331
		908,422

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	CONSUMER SERVICES - 1.2%
855	Adtalem Global Education, Inc.(a)	$ 111,962
5,224	Carriage Services, Inc.	228,707
262	Graham Holdings Company, Class B	284,544
1,395	Grand Canyon Education, Inc.(a)	281,190
6,474	Laureate Education, Inc.(a)	177,906
3,977	Perdoceo Education Corporation	130,207
2,446	Service Corp International	193,846
835	Stride, Inc.(a)	136,264
6,312	Universal Technical Institute, Inc.(a)	167,836
		1,712,462
	CONTAINERS & PACKAGING - 0.3%
2,263	Crown Holdings, Inc.	224,897
5,607	TriMas Corporation	216,823
		441,720
	DIVERSIFIED INDUSTRIALS - 1.0%
1,111	3M Company	172,794
556	Eaton Corporation plc	194,122
2,134	Emerson Electric Company	281,688
1,279	Honeywell International, Inc.	280,741
1,801	ITT, Inc.	306,620
1,836	Pentair PLC	197,425
		1,433,390
	E-COMMERCE DISCRETIONARY - 0.3%
6,938	Coupang, Inc.(a)	198,288
2,053	eBay, Inc.	186,022
		384,310
	ELECTRIC UTILITIES - 3.8%
3,522	Alliant Energy Corporation	229,177
2,147	Ameren Corporation	214,228
1,862	American Electric Power Company, Inc.	206,719
5,506	Avista Corporation	201,189
5,111	Brookfield Renewable Corporation	172,241
5,516	CenterPoint Energy, Inc.	208,008
2,982	CMS Energy Corporation	213,422

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	ELECTRIC UTILITIES - 3.8% (Continued)
1,824	Consolidated Edison, Inc.	$ 179,172
1,666	DTE Energy Company	227,659
2,101	Duke Energy Corporation	257,351
3,150	Entergy Corporation	277,483
3,396	Evergy, Inc.	241,999
4,366	Exelon Corporation	190,707
4,979	FirstEnergy Corporation	217,184
1,949	IDACORP, Inc.	243,820
3,833	Northwestern Energy Group, Inc.	220,436
815	NRG Energy, Inc.	118,631
4,913	OGE Energy Corporation	219,415
2,387	Pinnacle West Capital Corporation	213,302
7,247	PPL Corporation	264,297
2,669	Public Service Enterprise Group, Inc.	219,739
2,573	Southern Company (The)	237,488
2,430	Unitil Corporation	114,113
623	Vistra Corporation	117,816
2,177	WEC Energy Group, Inc.	231,872
2,872	Xcel Energy, Inc.	207,904
		5,445,372
	ELECTRICAL EQUIPMENT - 3.3%
1,321	Advanced Energy Industries, Inc.	197,727
1,836	Allegion plc	311,752
3,602	Allient, Inc.	163,459
1,980	Amphenol Corporation, Class A	215,543
6,760	API Group Corporation(a)	241,197
644	Argan, Inc.	146,974
3,405	Atmus Filtration Technologies, Inc.	151,591
686	Badger Meter, Inc.	125,483
861	Bel Fuse, Inc., Class B	115,856
1,182	Belden, Inc.	153,896
582	BWX Technologies, Inc.	94,307
264	GE Vernova, LLC	161,824
1,940	Itron, Inc.(a)	238,504

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	ELECTRICAL EQUIPMENT - 3.3% (Continued)
2,081	Johnson Controls International plc	$ 222,438
6,666	LSI Industries, Inc.	152,851
11,594	Mirion Technologies, Inc.(a)	237,677
2,231	NEXTracker, Inc., Class A(a)	150,057
7,633	nLight, Inc.(a)	219,830
1,540	nVent Electric PLC	139,201
505	OSI Systems, Inc.(a)	116,175
773	Rockwell Automation, Inc.	265,471
1,073	SPX Technologies, Inc.(a)	200,769
461	Trane Technologies PLC	191,592
3,556	Trimble, Inc.(a)	287,396
736	Watts Water Technologies, Inc., Class A	203,798
		4,705,368
	ENGINEERING & CONSTRUCTION - 1.9%
1,836	AECOM	229,298
312	Comfort Systems USA, Inc.	219,455
924	Construction Partners, Inc., Class A(a)	110,788
612	Dycom Industries, Inc.(a)	154,512
386	EMCOR Group, Inc.	239,320
1,794	Granite Construction, Inc.	193,304
326	IES Holdings, Inc.(a)	113,875
1,580	Jacobs Solutions, Inc.	231,043
880	MasTec, Inc.(a)	159,887
944	MYR Group, Inc.(a)	176,783
1,743	Primoris Services Corporation	206,633
489	Quanta Services, Inc.	184,822
703	Sterling Infrastructure, Inc.(a)	195,807
1,973	Tutor Perini Corporation(a)	116,289
1,486	VSE Corporation	241,325
		2,773,141
	ENTERTAINMENT CONTENT - 0.8%
993	Electronic Arts, Inc.	170,746
4,775	Fox Corporation, Class A	285,068
2,988	Fox Corporation, Class B	162,995

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	ENTERTAINMENT CONTENT - 0.8% (Continued)
5,645	IMAX Corporation(a)	$ 161,221
1,184	ROBLOX Corporation, Class A(a)	147,515
900	Take-Two Interactive Software, Inc.(a)	209,943
		1,137,488
	FOOD - 0.9%
1,066	Cal-Maine Foods, Inc.	123,272
4,519	Fresh Del Monte Produce, Inc.	163,949
831	Ingredion, Inc.	107,648
2,112	Phibro Animal Health Corporation, Class A	78,292
2,212	Pilgrim's Pride Corporation	98,323
2,031	Post Holdings, Inc.(a)	229,808
2,223	Seneca Foods Corporation, Class A(a)	251,644
7,752	Smithfield Foods, Inc.	197,133
		1,250,069
	GAMING REIT - 0.3%
3,665	Gaming and Leisure Properties, Inc.	175,957
6,080	VICI Properties, Inc.	205,382
		381,339
	GAS & WATER UTILITIES - 1.2%
2,307	Aris Water Solutions, Inc., Class A	55,991
1,678	Atmos Energy Corporation	278,766
1,543	Chesapeake Utilities Corporation	190,684
2,725	National Fuel Gas Company	236,367
7,200	NiSource, Inc.	304,344
3,222	ONE Gas, Inc.	246,483
3,071	Southwest Gas Holdings, Inc.	245,311
2,532	Spire, Inc.	193,951
		1,751,897
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,667	Cardinal Health, Inc.	248,016
859	Cencora, Inc.	250,493
2,036	Encompass Health Corporation	247,903
1,188	Ensign Group, Inc. (The)	204,075
767	Labcorp Holdings, Inc.	213,218

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4% (Continued)
255	McKesson Corporation	$ 175,093
301	Medpace Holdings, Inc.(a)	143,129
1,036	Quest Diagnostics, Inc.	188,179
2,367	RadNet, Inc.(a)	169,856
655	Tenet Healthcare Corporation(a)	120,736
		1,960,698
	HEALTH CARE REIT - 1.1%
4,807	American Healthcare REIT, Inc.	205,692
7,246	CareTrust REIT, Inc.	249,335
4,622	LTC Properties, Inc.	168,703
5,293	Omega Healthcare Investors, Inc.	225,323
12,806	Sabra Health Care REIT, Inc.	244,723
3,165	Ventas, Inc.	215,473
1,106	Welltower, Inc.	186,118
		1,495,367
	HOME & OFFICE PRODUCTS - 0.3%
1,407	SharkNinja, Inc.(a)	164,563
2,494	Somnigroup International, Inc.	209,371
		373,934
	HOME CONSTRUCTION - 0.6%
1,603	Armstrong World Industries, Inc.	313,819
1,981	Griffon Corporation	150,873
1,759	Patrick Industries, Inc.	196,744
2,575	Taylor Morrison Home Corporation(a)	173,478
		834,914
	HOTEL OWNERS & DEVELOPERS - 0.2%
6,527	Millrose Properties, Inc.	230,468

	HOUSEHOLD PRODUCTS - 0.3%
1,923	Church & Dwight Company, Inc.	179,147
1,462	Kimberly-Clark Corporation	188,802
		367,949
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
1,925	AZZ, Inc.	217,313

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0% (Continued)
941	Enpro, Inc.	$ 205,863
5,629	Insteel Industries, Inc.	216,041
2,011	Mueller Industries, Inc.	192,935
3,462	Proto Labs, Inc.(a)	172,442
661	RBC Bearings, Inc.(a)	257,764
501	Valmont Industries, Inc.	183,927
		1,446,285
	INDUSTRIAL SUPPORT SERVICES - 1.1%
3,485	Core & Main, Inc., Class A(a)	225,549
1,316	DXP Enterprises, Inc.(a)	164,342
4,824	Fastenal Company	239,560
2,564	RB Global, Inc.	293,681
5,643	Resideo Technologies, Inc.(a)	192,144
235	United Rentals, Inc.	224,740
888	WESCO International, Inc.	195,218
		1,535,234
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
3,474	Bank of New York Mellon Corporation (The)	366,853
1,022	Cboe Global Markets, Inc.	241,141
984	CME Group, Inc.	262,246
505	Evercore, Inc., Class A	162,383
386	Goldman Sachs Group, Inc. (The)	287,667
1,458	Houlihan Lokey, Inc.	290,507
3,204	Interactive Brokers Group, Inc., Class A	199,417
1,561	Intercontinental Exchange, Inc.	275,673
1,796	Morgan Stanley	270,262
2,753	Nasdaq, Inc.	260,819
1,871	Northern Trust Corporation	245,625
607	PJT Partners, Inc., Class A	108,653
3,270	SEI Investments Company	288,676
2,594	State Street Corporation	298,231
1,537	StoneX Group, Inc.(a)	157,035
1,733	Tradeweb Markets, Inc., Class A	213,783

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.9% (Continued)
4,315	Virtu Financial, Inc., Class A	$ 180,885
		4,109,856
	INSURANCE - 4.6%
2,302	Aflac, Inc.	245,992
1,301	Allstate Corporation (The)	264,688
2,987	American International Group, Inc.	242,903
439	Arthur J. Gallagher & Company	132,907
1,685	Axis Capital Holdings LTD.	166,107
794	Chubb Ltd.	218,406
4,071	CNA Financial Corporation	201,718
3,303	CNO Financial Group, Inc.	130,369
9,126	Donegal Group, Inc., Class A	163,264
4,608	Equitable Holdings, Inc.	245,422
1,354	Globe Life, Inc.	189,492
1,281	Goosehead Insurance, Inc., Class A	108,514
7,606	Hamilton Insurance Group Ltd.(a)	181,327
1,074	Hanover Insurance Group, Inc. (The)	186,318
2,073	Hartford Insurance Group, Inc. (The)	274,279
1,131	HCI Group, Inc.	188,549
4,310	Horace Mann Educators Corporation	198,174
2,733	Loews Corporation	264,554
2,081	Mercury General Corporation	160,924
5,171	NMI Holdings, Inc., Class A(a)	203,479
6,985	Old Republic International Corporation	279,190
1,037	Palomar Holdings, Inc.(a)	127,572
1,090	Progressive Corporation (The)	269,295
5,168	Radian Group, Inc.	180,260
654	RenaissanceRe Holdings Ltd.	158,915
1,483	Ryan Specialty Holdings, Inc.	83,834
12,931	SiriusPoint Ltd.(a)	242,068
6,926	Tiptree, Inc.	162,415
1,074	Travelers Companies, Inc. (The)	291,603
4,872	United Fire Group, Inc.	149,765
5,944	Universal Insurance Holdings, Inc.	144,974

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	INSURANCE - 4.6% (Continued)
1,799	Unum Group	$ 125,678
1,960	W R Berkley Corporation	140,512
782	Willis Towers Watson PLC	255,550
		6,579,017
	INTERNET MEDIA & SERVICES - 0.8%
902	DoorDash, Inc., Class A(a)	221,216
3,943	EverQuote, Inc.(a)	91,675
684	Expedia Group, Inc.	146,923
6,116	HealthStream, Inc.	171,737
150	Spotify Technology S.A.(a)	102,282
1,552	Uber Technologies, Inc.(a)	145,500
789	VeriSign, Inc.	215,689
		1,095,022
	LEISURE FACILITIES & SERVICES - 3.9%
18,539	Accel Entertainment, Inc.(a)	214,867
5,012	Atlanta Braves Holdings, Inc., Series A(a)	238,095
6,744	Atlanta Braves Holdings, Inc., Series C(a)	303,345
4,558	BJ's Restaurants, Inc.(a)	152,966
3,358	Boyd Gaming Corporation	288,318
640	Brinker International, Inc.(a)	99,827
6,438	Carnival Corporation(a)	205,308
3,034	Cheesecake Factory, Inc. (The)	186,470
438	Churchill Downs, Inc.	45,434
989	Darden Restaurants, Inc.	204,664
654	Flutter Entertainment plc(a)	200,889
3,579	Hilton Grand Vacations, Inc.(a)	170,074
983	Hilton Worldwide Holdings, Inc.	271,367
2,469	Liberty Media Corporation Liberty Live - Class A(a)	233,617
2,236	Liberty Media Corporation Liberty Live - Class C(a)	217,742
4,699	Life Time Group Holdings, Inc.(a)	131,196
1,021	Live Nation Entertainment, Inc.(a)	169,986
1,371	Monarch Casino & Resort, Inc.	143,036
6,464	OneSpaWorld Holdings Ltd.	145,892
1,536	Planet Fitness, Inc., Class A(a)	160,973

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	LEISURE FACILITIES & SERVICES - 3.9% (Continued)
2,818	Red Rock Resorts, Inc., Class A	$ 174,350
558	Royal Caribbean Cruises Ltd.	202,677
1,166	Shake Shack, Inc., Class A(a)	123,596
16,989	Super Group SGHC Ltd.	197,582
1,141	TKO Group Holdings, Inc.	216,288
4,212	Travel + Leisure Company	266,241
3,163	Viking Holdings Ltd.(a)	201,230
1,422	Wynn Resorts Ltd.	180,239
1,519	Yum! Brands, Inc.	223,247
		5,569,516
	LEISURE PRODUCTS - 0.4%
2,500	Acushnet Holdings Corporation	191,625
126	Axon Enterprise, Inc.(a)	94,159
2,764	Hasbro, Inc.	224,353
		510,137
	MACHINERY - 2.6%
1,147	Alamo Group, Inc.	242,545
650	Caterpillar, Inc.	272,375
987	Crane Company	182,891
451	Curtiss-Wright Corporation	215,646
348	Deere & Company	166,567
2,091	Donaldson Company, Inc.	166,590
1,331	ESAB Corporation	153,557
791	ESCO Technologies, Inc.	158,920
2,127	Federal Signal Corporation	261,600
8,918	Gates Industrial Corporation plc(a)	227,944
4,617	Gorman-Rupp Company (The)	197,469
1,299	John Bean Technologies Corporation	186,134
6,680	Mueller Water Products, Inc., Class A - Series A	176,085
1,807	Oshkosh Corporation	251,842
349	Parker-Hannifin Corporation	265,012
734	Standex International Corporation	149,787
1,845	Xylem, Inc.	261,178

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	MACHINERY - 2.6% (Continued)
4,075	Zurn Elkay Water Solutions Corporation	$ 184,842
		3,720,984
	MEDICAL EQUIPMENT & DEVICES - 1.7%
6,010	Artivion, Inc.(a)	264,019
3,328	Boston Scientific Corporation(a)	351,104
511	Insulet Corporation(a)	173,679
2,666	iRadimed Corporation	193,125
835	iRhythm Technologies, Inc.(a)	141,933
1,758	LeMaitre Vascular, Inc.	167,652
905	Natera, Inc.(a)	152,266
5,478	QIAGEN N.V.	254,727
1,286	ResMed, Inc.	353,021
622	STERIS PLC	152,427
549	Stryker Corporation	214,884
		2,418,837
	METALS & MINING - 0.3%
3,368	Newmont Corporation	250,579
1,024	Royal Gold, Inc.	183,890
		434,469
	MORTGAGE FINANCE - 1.2%
14,503	Annaly Capital Management, Inc.	307,319
21,927	Apollo Commercial Real Estate Finance, Inc.	232,207
14,799	Ellington Financial, Inc.	201,858
14,330	Ladder Capital Corporation	166,515
12,684	PennyMac Mortgage Investment Trust	156,140
28,240	Rithm Capital Corporation	349,611
17,349	Starwood Property Trust, Inc.	351,664
		1,765,314
	MULTI ASSET CLASS REIT - 0.3%
11,346	Alexander & Baldwin, Inc.	219,432
11,766	Broadstone Net Lease, Inc.	218,730
		438,162

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	OFFICE REIT - 0.2%
7,561	NET Lease Office Properties	$ 223,957

	OIL & GAS PRODUCERS - 1.3%
7,924	Antero Midstream Corporation	140,968
4,061	Antero Resources Corporation(a)	129,627
995	Cheniere Energy, Inc.	240,610
3,362	Coterra Energy, Inc.	82,167
1,610	DT Midstream, Inc.	167,730
2,877	EQT Corporation	149,144
5,240	Excelerate Energy, Inc., Class A	127,961
1,049	Expand Energy Corporation	101,522
952	Gulfport Energy Corporation(a)	165,677
5,394	Kinder Morgan, Inc.	145,530
1,398	Ovintiv, Inc.	58,884
4,333	Range Resources Corporation	148,492
2,914	Williams Companies, Inc. (The)	168,662
		1,826,974
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
9,438	DNOW, Inc.(a)	151,008
13,764	Newpark Resources, Inc.(a)	143,146
5,679	TechnipFMC plc	208,760
		502,914
	PUBLISHING & BROADCASTING - 1.0%
2,867	Liberty Media Corp-Liberty Formula One, Series A(a)	258,373
2,302	Liberty Media Corp-Liberty Formula One, Series C(a)	229,970
2,577	New York Times Company (The), Class A	154,208
7,254	News Corporation, Class A	213,340
6,049	News Corporation, Class B	204,880
720	Nexstar Media Group, Inc.	147,262
7,751	TEGNA, Inc.	164,321
		1,372,354
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,189	McGrath RentCorporation	144,452

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	REAL ESTATE SERVICES - 0.4%
1,415	CBRE Group, Inc., Class A(a)	$ 229,399
508	Jones Lang LaSalle, Inc.(a)	155,230
9,739	Newmark Group, Inc., Class A	177,347
		561,976
	RENEWABLE ENERGY - 0.1%
1,827	Cleanspark, Inc.(a)	17,302
2,816	REX American Resources Corporation(a)	176,197
		193,499
	RETAIL - CONSUMER STAPLES - 0.8%
1,731	BJ's Wholesale Club Holdings, Inc.(a)	169,084
583	Casey's General Stores, Inc.	288,306
2,668	Kroger Company (The)	180,997
1,210	Ollie's Bargain Outlet Holdings, Inc.(a)	153,476
1,617	PriceSmart, Inc.	173,439
925	Sprouts Farmers Market, Inc.(a)	130,000
		1,095,302
	RETAIL - DISCRETIONARY - 2.3%
513	Asbury Automotive Group, Inc.(a)	129,040
793	AutoNation, Inc.(a)	173,730
3,765	Buckle, Inc. (The)	213,061
1,413	Build-A-Bear Workshop, Inc.	85,925
632	Burlington Stores, Inc.(a)	183,710
317	Dillard's, Inc., Class A	168,923
1,184	Ferguson Enterprises, Inc.	273,683
467	Group 1 Automotive, Inc.	217,052
2,153	O'Reilly Automotive, Inc.(a)	223,223
891	Penske Automotive Group, Inc.	164,309
3,033	Rush Enterprises, Inc., Class A	174,094
2,611	Rush Enterprises, Inc., Class B	151,542
2,491	Sonic Automotive, Inc., Class A	204,735
2,359	TJX Companies, Inc. (The)	322,264
2,726	Tractor Supply Company	168,358
2,730	Urban Outfitters, Inc.(a)	183,128

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	RETAIL - DISCRETIONARY - 2.3% (Continued)
423	Winmark Corporation	$ 196,204
		3,232,981
	RETAIL REIT - 1.6%
2,990	Agree Realty Corporation	217,493
615	Alexander's, Inc.	141,659
5,742	CBL & Associates Properties, Inc.	182,883
10,758	CTO Realty Growth, Inc.	185,898
6,241	Essential Properties Realty Trust, Inc.	195,468
7,275	Four Corners Property Trust, Inc.	188,350
5,753	Getty Realty Corporation	164,478
7,572	InvenTrust Properties Corporation	225,418
11,827	NETSTREIT Corporation	216,316
9,055	Phillips Edison & Company, Inc.	318,644
2,803	Regency Centers Corporation	203,218
		2,239,825
	SEMICONDUCTORS - 0.5%
881	Analog Devices, Inc.	221,405
221	KLA Corporation	192,712
6,042	Penguin Solutions, Inc.(a)	145,793
1,890	Rambus, Inc.(a)	139,425
		699,335
	SOFTWARE - 2.8%
539	Appfolio, Inc., Class A(a)	149,508
8,522	AvePoint, Inc.(a)	139,420
4,942	Bentley Systems, Inc., Class B	275,022
8,096	Box, Inc., Class A(a)	264,172
661	Cadence Design Systems, Inc.(a)	231,634
833	Cloudflare, Inc., Class A(a)	173,855
515	CommVault Systems, Inc.(a)	96,122
328	Crowdstrike Holdings, Inc., Class A(a)	138,974
389	Duolingo, Inc.(a)	115,868
5,861	Gen Digital, Inc.	177,002
898	Guidewire Software, Inc.(a)	194,884
1,929	Life360, Inc.(a)	174,468

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	SOFTWARE - 2.8% (Continued)
320	MicroStrategy, Inc., Class A(a)	$ 107,011
2,376	Nutanix, Inc., Class A(a)	159,691
1,151	Okta, Inc.(a)	106,778
903	Palo Alto Networks, Inc.(a)	172,040
2,577	Pegasystems, Inc.	139,699
949	PTC, Inc.(a)	202,612
554	Roper Technologies, Inc.	291,575
2,869	SS&C Technologies Holdings, Inc.	254,366
268	Tyler Technologies, Inc.(a)	150,852
522	Veeva Systems, Inc., Class A(a)	140,522
671	Zscaler, Inc.(a)	185,901
		4,041,976
	SPECIALTY FINANCE - 2.4%
3,164	Air Lease Corporation	190,504
858	American Express Company	284,239
1,009	Capital One Financial Corporation	229,265
5,877	Enact Holdings, Inc.	221,269
2,104	Enova International, Inc.(a)	255,216
1,678	FirstCash Holdings, Inc.	247,119
1,369	GATX Corporation	230,416
7,856	MGIC Investment Corporation	218,632
885	Mr Cooper Group, Inc.(a)	166,849
1,292	Nelnet, Inc., Class A	166,164
3,948	OneMain Holdings, Inc.	244,223
1,719	PennyMac Financial Services, Inc.	189,262
6,325	SLM Corporation	197,846
8,043	SoFi Technologies, Inc.(a)	205,418
3,251	Synchrony Financial	248,182
984	World Acceptance Corporation(a)	168,687
		3,463,291
	SPECIALTY REIT - 0.4%
3,919	EPR Properties	212,606
7,508	OUTFRONT Media Inc.	140,249

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	SPECIALTY REIT - 0.4% (Continued)
17,143	Postal Realty Trust, Inc., Class A	$ 271,545
		624,400
	STEEL - 0.5%
479	Carpenter Technology Corporation	115,382
693	Reliance, Inc.	204,891
1,328	Steel Dynamics, Inc.	173,862
2,462	Worthington Enterprises, Inc.	162,000
		656,135
	TECHNOLOGY HARDWARE - 2.4%
9,452	Arlo Technologies, Inc.(a)	164,559
4,695	Corning, Inc.	314,707
634	Credo Technology Group Holding Ltd.(a)	78,017
2,755	Diebold Nixdorf, Inc.(a)	168,358
653	F5, Inc.(a)	204,480
463	Fabrinet(a)	153,387
3,774	Flex Ltd.(a)	202,362
526	Garmin Ltd.	127,197
710	InterDigital, Inc.	192,914
920	Jabil, Inc.	188,444
9,164	Knowles Corporation(a)	195,651
4,644	NETGEAR, Inc.(a)	126,177
11,692	Pitney Bowes, Inc.	141,707
2,032	Sanmina Corporation(a)	238,801
1,652	TD SYNNEX Corporation	244,612
3,360	TTM Technologies, Inc.(a)	149,755
374	Ubiquiti, Inc.	197,521
3,185	Western Digital Corporation	255,883
		3,344,532
	TECHNOLOGY SERVICES - 1.1%
589	Automatic Data Processing, Inc.	179,085
1,022	Broadridge Financial Solutions, Inc.	261,244
10,207	CompoSecure, Inc.(a)	195,158
2,314	CSG Systems International, Inc.	148,466
251	MSCI, Inc.	142,498

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	TECHNOLOGY SERVICES - 1.1% (Continued)
1,375	Paychex, Inc.	$ 191,751
469	S&P Global, Inc.	257,218
790	Verisk Analytics, Inc.	211,815
		1,587,235
	TELECOMMUNICATIONS - 0.7%
10,254	AT&T, Inc.	300,339
3,182	IDT Corporation, Class B	203,871
4,332	Millicom International Cellular S.A.	209,279
10,350	Spok Holdings, Inc.	187,956
3,711	Telephone and Data Systems, Inc.	148,774
		1,050,219
	TOBACCO & CANNABIS - 0.4%
4,667	Altria Group, Inc.	313,669
1,247	Turning Point Brands, Inc.	124,077
2,938	Universal Corporation	164,381
		602,127
	TRANSPORTATION & LOGISTICS - 0.9%
1,653	CH Robinson Worldwide, Inc.	212,741
17,226	DHT Holdings, Inc.	201,889
3,475	Golar LNG Ltd.	152,275
973	Norfolk Southern Corporation	272,420
1,286	Ryder System, Inc.	241,151
1,715	SkyWest, Inc.(a)	208,201
		1,288,677
	TRANSPORTATION EQUIPMENT - 0.5%
554	Cummins, Inc.	220,736
4,649	REV Group, Inc.	247,373
1,539	Westinghouse Air Brake Technologies Corporation	297,797
		765,906
	WHOLESALE - CONSUMER STAPLES - 0.6%
2,667	Chefs' Warehouse, Inc. (The)(a)	168,394
2,049	Performance Food Group Company(a)	207,769
3,602	Sysco Corporation	289,853

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares					Fair Value
	COMMON STOCKS — 84.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.6% (Continued)
3,225	US Foods Holding Corporation(a)				$ 250,260
					916,276
	WHOLESALE - DISCRETIONARY - 0.2%
7,037	OPENLANE, Inc.(a)				203,510
2,106	PC Connection, Inc.				135,226
					338,736

	TOTAL COMMON STOCKS (Cost $101,727,011)				119,912,746

	PREFERRED STOCK — 0.0%(c)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(c)
313	Brookfield Property Preferred, L.P. (Cost $4,758)				4,917

Principal Amount ($)			Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.9%
	U.S. TREASURY BILL — 13.9%
20,000,000	United States Treasury Bill(d) (Cost $19,832,254)		4.0400	11/13/25	19,837,400

		Expiration Date	Exercise Price
	RIGHT — 0.0%(c)
	BIOTECH & PHARMA - 0.0% (c)
2,093	Novartis A.G. – CVR (a)(b) (Cost $0)	12/31/2029	$4		–

	TOTAL INVESTMENTS - 98.2% (Cost $121,564,023)				$ 139,755,063
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%				2,492,778
	NET ASSETS - 100.0%				$ 142,247,841

A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of August 31, 2025 was $0, representing 0.0% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Zero coupon bond.